Taxes on Income - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Tax benefits under the Law for the Encouragement of Capital Investments period	10 years
Period of Income tax benefit - tax exempt	2 years
Tax benefit expiration period	2022
Tax rate of Approved enterprise, 2011-2012	15.00%
Tax rate of Approved enterprise, 2013	12.50%
Tax rate of Approved enterprise,thereafter	16.00%
Percentage of tax subject to dividends distributed from Preferred Income	20.00%
Carryforward tax losses total	$ 209,400,000
Carryforward tax losses without expiration date	83,400,000
Federal operation losses carryforward expiration beginning year	2017
Federal operation losses carryforward expiration ending year	2027
Deferred tax assets valuation allowance	43,900,000	48,400,000
Carryforward capital losses for tax purposes totaled	21,000,000
Deferred income taxes	(1,558,000)	(5,440,000)	2,583,000
Tax payable upon dividend distribution	32,500,000
Net interest and penalties expenses	(900,000)	200,000	600,000
Net interest and penalties expenses related to unrecognized tax benefit	900,000	1,800,000
US Subsidiary [Member]
Income Taxes [Line Items]
Carryforward tax losses total	122,000,000
Israel [Member]
Income Taxes [Line Items]
Corporate tax rate	25.00%	25.00%	24.00%
Corporate tax rate due thereafter	26.50%
Deferred income taxes	$ 255,000	$ (4,985,000)	$ 3,110,000
Minimum [Member]
Income Taxes [Line Items]
Income tax rate range	10.00%
Federal operating losses carryforward expired	15 years
Minimum [Member] | Israeli Taxation [Member]
Income Taxes [Line Items]
Range of deferred taxes rate	11.00%
Minimum [Member] | Non Israeli Subsidiaries [Member]
Income Taxes [Line Items]
Range of deferred taxes rate	16.50%
Minimum [Member] | Israel [Member] | Other Development Projects [Member]
Income Taxes [Line Items]
Percentage of tax subject to dividends distributed from Preferred Income	15.00%
Maximum [Member]
Income Taxes [Line Items]
Income tax rate range	25.00%
Federal operating losses carryforward expired	20 years
Maximum [Member] | Israeli Taxation [Member]
Income Taxes [Line Items]
Range of deferred taxes rate	25.00%
Maximum [Member] | Non Israeli Subsidiaries [Member]
Income Taxes [Line Items]
Range of deferred taxes rate	38.00%